LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease
LEASE

11. LEASE

Concurrent with the completion of the sale of its rights to a portion of a building completed in 2019, the Company entered into an agreement to lease a portion of the building back from the buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB 1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.17 to 3.95 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 1.5 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.87 to 4.17 years.

Balance sheet information related to the Company’s leases is presented below:

	June 30, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$1,444,683	$2,049,775

Operating lease liabilities – current	$799,839	$848,230
Operating lease liability – non-current	614,791	1,138,710
Total operating lease liabilities	$1,414,630	$1,986,940

The following provides details of the Company’s lease expenses:

	Three Months Ended June 30,
	2022	2021
Operating lease expenses	$220,203	$14,953

	Six Months Ended June 30,
	2022	2021
Operating lease expenses	$449,445	$56,253

Other information related to leases is presented below:

	Six Months Ended June 30,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$418,711	56,253

Weighted Average Remaining Lease Term:
Operating leases	1.91 years	2.66 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022 (excluding the six months ended June 30, 2022)	$418,055
2023	847,673
2024	131,146
2025	54,778
2026	23,100
Total lease payments	1,474,752
Less: imputed interest	(60,122)
Total lease liabilities	1,414,630
Less: current portion	(799,839)
Lease liabilities – non-current portion	$614,791

12. LEASE

Concurrent with the completion of the sale of its rights to a portion of a building completed in 2019, the Company entered into an agreement to lease a portion of the building back from the buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB 1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.5 to 5 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 2 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 2 to 5 years.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$2,049,775	$100,029

Operating lease liabilities – current	$848,230	$70,780
Operating lease liability – non-current	1,138,710	29,250
Total operating lease liabilities	$1,986,940	$100,030

The following provides details of the Company’s lease expenses:

	Years Ended December 31,
	2021	2020
Operating lease expenses	$411,607	$151,730

Other information related to leases is presented below:

	Years Ended December 31,
	2021	2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$473,508	151,730

Weighted Average Remaining Lease Term:
Operating leases	2.32 years	1.37 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2022	$912,635
2023	959,650
2024	142,251
2025	52,176
2026	24,280
Total lease payments	2,090,992
Less: imputed interest	(104,052)
Total lease liabilities	1,986,940
Less: current portion	(848,230)
Lease liabilities – non-current portion	$1,138,710